Goodwill and intangible assets	12 Months Ended
Mar. 31, 2020
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Goodwill and intangible assets
6. Goodwill and intangible assets
The movement in goodwill balance is given below:

	Year ended March 31,
	2019		2020
Balance at the beginning of the year	₹	117,584	₹	116,980
Translation adjustment		4,529		9,199
Acquisition through business combination, net (Refer to Note 7)		—		4,833
Disposal (Refer to Note 26)		(4,893)		—
Assets reclassified as held for sale (Refer to Note 26)		(240)		—

Balance at the end of the year	₹	116,980	₹	131,012

The Company is organized by three operating segments: IT Services, IT Products and India State Run Enterprise Services. Goodwill as at March 31, 2019 and 2020 has been allocated to the IT Services operating segment.
Goodwill recognized on business combinations is allocated to Cash Generating Units (CGUs), within the IT Services operating segment, which are expected to benefit from the synergies of the acquisitions.
Goodwill has been allocated to the CGUs as at March 31, 2020 as follows:

CGUs	As at March 31, 2020
Banking Financial Services and Insurance (BFSI)	₹	19,225
Healthcare and Life Sciences (Health BU)		55,642
Consumer (CBU)		14,501
Energy, Natural Resources and Utilities (ENU)		15,782
Manufacturing (MFG)		11,998
Technology (TECH)		12,821
Communication (COMM)		1,043

	₹	131,012

Following table presents the allocation of goodwill to the CGUs for the year ended March 31, 2019:

CGUs	As at March 31, 2019
Banking Financial Services and Insurance (BFSI)	₹	17,713
Healthcare and Life Sciences (Health BU)		50,670
Consumer (CBU)		13,587
Energy, Natural Resources and Utilities (ENU)		15,203
Manufacturing (MFG)		8,991
Technology (TECH)		9,846
Communication (COMM)		970

	₹	116,980
For impairment testing, goodwill is allocated to a CGU representing the lowest level within the Group at which goodwill is monitored for internal management purposes, and which is not higher than the Company’s operating segment. Goodwill is tested for impairment at least annually in accordance with the Company’s procedure for determining the recoverable value of each CGU.
The recoverable amount of the CGU is determined on the basis of Fair Value Less Cost of Disposal (FVLCD). The FVLCD of the CGU is determined based on the market capitalization approach, using the turnover and earnings multiples derived from observable market data. The fair value measurement is categorized as a level 2 fair value based on the inputs in the valuation techniques used.
Based on the above testing, no impairment was identified as at March 31, 2019 and 2020, as the recoverable value of the CGUs exceeded the carrying value. Further, none of the CGU’s tested for impairment as at March 31, 2019 and 2020 were at risk of impairment. An analysis of the calculation’s sensitivity to a change in the key parameters (turnover and earnings multiples), did not identify any probable scenarios where the CGU’s recoverable amount would fall below its carrying amount.
The movement in intangible assets is given below:

	Intangible assets
	Customer related		Marketing related		Total
Gross carrying value:
As at April 1, 2018	₹	26,586	₹	6,551	₹	33,137
Translation adjustment		555		217		772
Disposal (Refer to Note 26)		(217)		(823)		(1,040)

As at March 31, 2019	₹	26,924	₹	5,945	₹	32,869
Accumulated amortization/ impairment:
As at April 1, 2018	₹	12,263	₹	2,761	₹	15,024
Translation adjustment		35		64		99
Amortization and impairment *		3,148		1,136		4,284
Disposal (Refer to Note 26)		(101)		(199)		(300)

As at March 31, 2019	₹	15,345	₹	3,762	₹	19,107

Net carrying value as at March 31, 2019	₹	11,579	₹	2,183	₹	13,762
Gross carrying value:
As at April 1, 2019	₹	26,924	₹	5,945	₹	32,869
Translation adjustment		1,031		382		1,413
Acquisition through business combinations (Refer to Note 7)		4,535		371		4,906

As at March 31, 2020	₹	32,490	₹	6,698	₹	39,188
Accumulated amortization/ impairment:
As at April 1, 2019	₹	15,345	₹	3,762	₹	19,107
Translation adjustment		220		226		446
Amortization and impairment *		2,333		940		3,273

As at March 31, 2020	₹	17,898	₹	4,928	₹	22,826

Net carrying value as at March 31, 2020	₹	14,592	₹	1,770	₹	16,362

*	Includes impairment charge on certain intangible assets recognized on acquisitions, amounting to ₹ 643, ₹ 838 and ₹ Nil for the year ended March 31, 2018, 2019 and 2020, respectively.
Amortization and impairment expense on intangible assets are included in selling and marketing expenses in the consolidated statement of income.

As at March 31, 2020, the estimated remaining amortization period for intangible assets acquired on acquisition are as follows:

Acquisition	Estimated remaining amortization period
ATCO I-Tek	4.50 years
Cellent AG	0.75 – 2.75 years
Appirio Inc.	1.75 years
Vara Infotech Private Limited	6.50 - 9.50 years
International TechneGroup Incorporated	4.50 years
Rational Interaction, Inc	2.75 - 6.75 years
Other entities	0.25 – 12.25 years